Sources of finance	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Sources of finance
10. Sources of finance

The following table summarises the equity and debt financing of the Group, and changes during the year:

	Shares		Debt
Analysis of changes in financing	2019 £m	2018 £m	2019 £m	2018 £m
Beginning of year	703.0	701.8	6,217.9	6,481.3
Ordinary shares issued	0.6	1.2	–	–
Share cancellations	(0.5)	–	–	–
Net decrease in drawings on bank loans and corporate bonds	–	–	(1,713.2)	(440.6)
Amortisation of financing costs included in debt	–	–	10.3	7.7
Changes in fair value due to hedging arrangements	–	–	14.3	(9.9)
Other movements	–	–	1.5	(0.2)
Exchange adjustments	–	–	(257.9)	179.6
End of year	703.1	703.0	4,272.9	6,217.9

Note
The table above excludes bank overdrafts which fall within cash and cash equivalents for the purposes of the consolidated cash flow statement.

Shares
At 31 December 2019, the Company’s share base was entirely composed of ordinary equity share capital and share premium of £703.1 million (2018: £703.0 million), further details of which are disclosed in note 28.

Debt
US$ bonds
The Group has in issue $500 million of 3.625% bonds due September 2022, $750 million of 3.75% bonds due September 2024, $93 million of 5.125% bonds due September 2042 and $220 million of 5.625% bonds due November 2043.

Eurobonds
The Group has in issue
€
750 million of 3.00% bonds due November 2023,
€
500 million of 1.375% bonds due March 2025,
€
750 million of 2.25% bonds due September 2026,
€
600 million of 1.625% bonds due March 2030,
€
250 million of Floating Rate Notes carrying a coupon of 3m EURIBOR + 0.32% due May 2020 and
€
250 million of Floating Rate Notes carrying a coupon of 3m EURIBOR +0.45% due March 2022.

Sterling bonds
The Group has in issue £400 million of 2.875% bonds due September 2046.

Revolving Credit Facility
The Group has a five-year Revolving Credit Facility of $2.5 billion due March 2024, signed in March 2019
.
The Group’s borrowing under these facilities, which are drawn down predominantly in pounds sterling, averaged the equivalent of $72 million in 2019. In June 2018, the Group’s subsidiary, WPP AUNZ entered into a A$150 million Revolving Credit Facility due June 2019 and a A$370 million Revolving Credit Facility due June 2021. In
May
 2019, the A$150 million Revolving Credit Facility was extended to June 2020. In December 2019, the A$370 million Revolving Credit Facility was reduced to A$270 million due June 2021. The Group’s borrowings under the Australian dollar facilities which were drawn down in Australian dollars and New Zealand dollars, averaged the equivalent of A$310 million in 2019. The Group had available undrawn committed credit facilities of £2,005.6 million at 31 December 2019 (2018: £2,074.7 million).

Borrowings under the $2.5 billion Revolving Credit Facility are governed by certain financial covenants based on the results and financial position of the Group. Borrowings under the A$150 million Revolving Credit Facility and the A$270 million Revolving Credit Facility are governed by certain financial covenants based on the results and financial position of WPP AUNZ.

The $2.5 billion Revolving Credit Facility, due March 2024, includes terms which require the consent of
the majority of the lenders if a proposed merger or consolidation of the Company would alter its legal personality or identity. On 14 February 2020, the lending banks approved an extension of the term of the Revolving Credit Facility to March 2025.

US Commercial Paper Programmes
The Group operates a commercial paper programmes using its Revolving Credit Facility as a backstop. The average US commercial paper outstanding in 2019 was $41 million (2018: $540 million). The average Euro commercial paper outstanding in 2019 was £255 million (2018: £nil) inclusive of the effect of currency swaps. There was no US or Euro Commercial Paper outstanding at 31 December 2019.
The following table is an analysis of future anticipated cash flows in relation to the Group’s debt, on an undiscounted basis which, therefore, differs from the fair value and carrying value:

	2019 £m	2018 £m
Within one year	(324.8)	(748.4)
Between one and two years	(204.0)	(596.8)
Between two and three years	(692.1)	(937.1)
Between three and four years	(726.3)	(742.5)
Between four and five years	(634.2)	(786.8)
Over five years	(2,761.9)	(4,199.7)
Debt financing (including interest) under the Revolving Credit Facility and in relation to unsecured loan notes	(5,343.3)	(8,011.3)
Short-term overdrafts – within one year 1	(8, 572 .4)	(8, 864 .6)
Future anticipated cash flows	(13,9 15 .7)	(16, 875 .9)
Effect of discounting/financing rates	1,070.4	1,793.4
Debt financing	(12, 845 .3)	(15, 082 .5)

Note
1	Figures have been restated to be in accordance with IAS 32 Financial Instruments: Presentation, as described in the accounting policies.

Analysis of fixed and floating rate debt by currency including the effect of interest rate and cross-currency swaps:

2019 Currency		£m	Fixed rate 1	Floating basis	Period (months) 1
$	– fixed	1,178.2	4.06	n/a	95
£	– fixed	844.1	2.73	n/a	188
€	– fixed	1,777.7	2.34	n/a	82
	– floating	423.3	n/a	EURIBOR	16
Other		49.6	n/a	n/a	n/a
		4,272.9

2018 Currency		£m	Fixed rate 1	Floating basis	Period (months) 1
$	– fixed	1,154.8	4.58	n/a	181
	– floating	1,029.6	n/a	LIBOR	n/a
£	– fixed	1,044.1	3.43	n/a	232
€	– fixed	2,425.9	1.99	n/a	75
	– floating	449.2	n/a	EURIBOR	n/a
Other		114.3	n/a	n/a	n/a
		6,217.9

Note
1	Weighted average. These rates do not include the effect of gains on interest rate swap terminations that are written to income over the life of the original instrument.

The following table is an analysis of future undiscounted anticipated cash flows in relation to the Group’s financial derivatives, which include interest rate swaps, forward contracts and other foreign exchange swaps assuming interest rates and foreign exchange rates as at 31 December:

	Financial liabilities		Financial assets
2019	Payable £m	Receivable £m	Payable £m	Receivable £m
Within one year	113.6	107.8	44.0	45.0
Between one and two years	17.5	10.9	–	–
Between two and three years	11.8	6.2	–	–
Between three and four years	11.6	6.1	–	–
Between four and five years	11.6	6.1	–	–
Over five years	449.8	456.3	–	–
	615.9	593.4	44.0	45.0

	Financial liabilities		Financial assets
2018	Payable £m	Receivable £m	Payable £m	Receivable £m
Within one year	229.3	221.9	124.6	120.6
Between one and two years	50.0	45.3	11.8	6.5
Between two and three years	688.4	685.3	11.5	6.4
Between three and four years	408.5	406.6	11.6	6.5
Between four and five years	–	–	11.6	6.6
Over five years	–	–	461.4	498.2
	1,376.2	1,359.1	632.5	644.8